Share-based compensation arrangements - Summary of share options activities and restricted share units activities (Details)	1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Jun. 30, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Outstanding as of January 1, 2025 | $ / shares		$ 1.2	$ 0.9	$ 0.9	$ 0.6
Granted | $ / shares		1.2	2.7	1.2	1.2
Expired | $ / shares		0.9	0.8	0.6	0.5
Modified | $ / shares		1.2
Forfeited | $ / shares		1.2	1.2	0.9	0.7
Exercised | $ / shares		0.6
Outstanding as of June 30, 2025 | $ / shares	$ 1.2	1.2	1.2	$ 0.9	$ 0.9
Exercisable as of June 30, 2025 | $ / shares	$ 1.2	$ 1.2	$ 1.2
Outstanding as of January 1, 2025		121,852,549	109,142,239	103,897,771	53,564,010
Granted		81,966	16,276,585	10,834,516	57,443,348
Expired		(293,908)	(643,187)	(935,335)	(1,062,550)
Modified		(915,730)
Forfeited		(1,244,625)	(2,923,088)	(4,654,713)	(6,047,037)
Vested	(8,879,402)	(11,164,145)
Exercised	(8,879,402)	(11,164,145)
Outstanding as of June 30, 2025	121,852,549	108,316,107	121,852,549	109,142,239	103,897,771
Exercisable as of December 31, 2025	84,685,936	83,636,052	84,685,936
2018 Share Plan Restricted Share Units [member]
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Outstanding as of January 1, 2025		6,781,568	194,035,796	194,569,490	194,569,490
Granted		11,064,802	20,281,568
Modified		(693,524)
Forfeited		(1,173,100)	(470,649)	(533,694)
Vested		(1,959,795)	(207,065,147)
Exercised		(1,959,795)	(207,065,147)
Outstanding as of June 30, 2025	6,781,568	15,406,999	6,781,568	194,035,796	194,569,490